5. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents
Cash and bank deposits	R$ 428,812	R$ 418,447
Cash equivalents	234,018	1,226,978
Total	R$ 662,830	R$ 1,645,425	R$ 826,187	R$ 1,026,862